Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [text block] [Abstract]
Schedule of capital
As at December 31,	2021	2020
Shareholders’ equity (excluding reserves)	$393,717		$1,422,212
Non-controlling interest	$1,283,275	$	N/A
Debt financing (excluding deferred financing costs, prepayment options and loss on repayment)	$3,794,657		$3,184,832